Severance Indemnities and Pension Plans (Expected Amounts that Will be Amortized from Accumulated OCI in Next Fiscal Year) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2015 JPY (¥)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	¥ 6,543
Prior service cost	(8,009)
Total	(1,466)
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	14,090
Prior service cost	(2,272)
Total	11,818
Foreign Offices and Subsidiaries, Other Benefits [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	1,003
Prior service cost	(919)
Total	¥ 84